Related Party Transaction and Balance	12 Months Ended
Dec. 31, 2025
Related Party Transaction and Balance [Abstract]
Related Party Transaction and Balance

15. Related Party Transaction and Balance

(1)	Due to controlling shareholder

Name of Related Party	Relationship	Nature	2024	2025	2025
			RMB	RMB	US$
Mr. Hue Kwok Chiu	Controlling shareholder, Chairman and Chief Executive Officer	Advances for operational purposes	1,290,837	4,697,488	671,559

The balance represented advances from the controlling shareholder. The balances were unsecured, non-interest bearing and repayable on demand.

During the year ended December 31, 2025, Jiabin HK borrowed from and also made repayments to Mr. Hue Kwok Chiu which was approximately RMB 8.4 million and RMB 4.9 million respectively. As of March 31, 2026, the balance due to Mr. Hue Kwok Chiu was approximately RMB7.9 million.

(2)	Shareholder borrowing

On December 14, 2023, Fuzhou JB, Mr. Hue Kwok Chiu and Jiabin HK entered into a supplemental agreement pursuant to which it was agreed that, among other things, Mr. Hue Kwok Chiu’s loans due to Fuzhou JB in the aggregate amount of RMB120,000,000 and the carrying interests at a simple rate of 3.55% per annum would become repayable before December 31, 2024.

The loan bore interests at a simple rate of 3.55% per annum and was all repayable on December 31, 2023 pursuant to the original debt agreements (the “Debt Agreements”). As of December 31, 2023, the amount due from controlling shareholder was RMB121.5 million. After the transactions according to the Deed (see below Note (3)), the amount due from controlling shareholder was reduced to nil.

On December 14, 2023, Fuzhou JB, Mr. Hue Kwok Chiu and Jiabin HK entered into a supplemental agreement pursuant to which it was agreed that, among other things, Mr. Hue Kwok Chiu’s loans due to Fuzhou JB in the aggregate amount of RMB120,000,000 and the carrying interests at a simple rate of 3.55% per annum would become repayable before December 31, 2024.

On May 31, 2024, Fuzhou JB, Jiabin HK and Mr. Hue Kwok Chiu entered into the Deed. Pursuant to the Deed, (i) Mr. Hue Kwok Chiu transfers his obligation under the Debt agreement to Jiabin HK, and Jiabin HK agrees to assume and repay any and all of liabilities of Mr. Hue Kwok Chiu under the Debt Agreements between Mr. Hue Kwok Chiu and Fuzhou JB in the aggregate amount of RMB120 million (US$16.5 million) and all accrued interest thereunder amounting to RMB3.27 million and (ii) Fuzhou JB agrees to seek repayment of these liabilities exclusively from Jiabin HK and not to seek repayment of any such liability from Mr. Hue Kwok Chiu. After completion of such transactions, Mr. Hue Kwok Chiu shall be deemed to have discharged his liabilities under the Debt Agreement.

On December 24, 2024, Fuzhou JB entered into a supplemental agreement pursuant to which it was agreed that, among other things, Jiabin HK’s loans due to Fuzhou JB in the aggregate amount of RMB120,000,000 and the carrying interests at a simple rate of 3.55% per annum would become repayable before December 30, 2025.

On December 2, 2025, Fuzhou JB received its shareholder approval pursuant to which it agreed that, among other things, Jiabin HK’s loans due to Fuzhou JB in the aggregate amount of RMB120,000,000 (US$17,155,356) and the carrying interests at a simple rate of 3.55% per annum will become repayable before December 30, 2026.